Offerings - Offering: 1	Sep. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per shares
Amount Registered | shares	4,439,981
Maximum Aggregate Offering Price	$ 190,183,970.35
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,117.17
Rule 457(f)	true
Amount of Securities Received | shares	995,467
Value of Securities Received, Per Share	191.05
Value of Securities Received	$ 190,183,970.35
Fee Note MAOP	$ 190,183,970.35
Offering Note	The amount in the "Amount Registered" column represents the estimated maximum number of shares of the registrant's common stock, par value $1.00 per share ("Prosperity common stock"), that may be issued pursuant to the Agreement and Plan of Merger (the "Merger Agreement"), dated as of July 17, 2025, by and between Prosperity Bancshares, Inc. ("Prosperity") and American Bank Holding Corporation ("ABHC"), in the merger described in the proxy statement/prospectus contained in the registration statement to which this Exhibit 107 is attached. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of determining the registration fee in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended, and is the product of $191.05 (the book value per share of ABHC common stock, par value $1.25, per share ("ABHC common stock"), on August 31, 2025, the latest practicable date prior to the date of filing the proxy statement/prospectus) and 995,467 (the estimated maximum number of shares of ABHC common stock that may be exchanged for the merger consideration, including shares of ABHC common stock issued and outstanding pursuant to ABHC restricted stock awards). Pursuant to Rule 457(o) of the Securities Act, the registration fee, reflected in the "Amount of Registration Fee" column, has been calculated on the basis of the maximum aggregate offering price. The fee has been determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.